Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ 5	$ 6
Increase in liabilities	$ (5)	(6)
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Percentage of reasonably possible increase in actuarial assumption	0.25%
Decrease in liabilities	$ (1)	(1)
Increase in liabilities	$ 0	1
Mortality rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Year of reasonably possible increase in actuarial assumption	One-year
Increase in liabilities	$ 2	3
Healthcare costs trend rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Decrease in liabilities	$ (1)	(1)
Increase in liabilities	$ 1	$ 1